Long-term debt - 2029 and 2027 Note Activity (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 04, 2025 USD ($)	Jan. 29, 2025 USD ($)	May 13, 2022 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 04, 2026 USD ($)	Feb. 17, 2026 USD ($)	Apr. 27, 2022 USD ($)	Oct. 13, 2020 USD ($)	Sep. 11, 2020 USD ($)	Apr. 04, 2017 USD ($)
Debt Instrument [Line Items]
Total payments					$ 1,148,859
2027 Notes
Debt Instrument [Line Items]
Principal Amount													$ 138,354	$ 150,000	$ 265,000
Principal amount redeemed	$ (243,120)	$ (136,145)	$ (150,000)				$ (2,000)	$ (4,721)	$ (17,368)
Average Price	100.00%	100.00%	99.94%				95.20%	98.01%	105.74%
Early Redemption Price		1.0000	1.0300
Redemption price, amount	$ (243,120)	$ (136,145)	$ (154,407)				$ (1,904)	$ (4,627)	$ (18,364)
Total payments					0	$ 379,265
2029 Notes
Debt Instrument [Line Items]
Principal Amount												$ 350,000
Principal amount redeemed							$ (3,000)	$ (12,800)
Average Price							93.76%	93.87%
Redemption price, amount							$ (2,813)	$ (12,015)
Reissued face amount				$ 15,800	$ 15,800
Average Price					1.0225
Issuance and proceeds from sale of notes				$ 16,156	$ 16,156	0	0
Total payments					350,000	334,200
2029 Notes | Subsequent event
Debt Instrument [Line Items]
Redemption price, amount										$ (400)	$ (134,796)
2032 Notes
Debt Instrument [Line Items]
Principal Amount		$ 600,000
Issuance and proceeds from sale of notes					597,498	0	$ 0
Total payments					$ 600,000	$ 0